SUBSEQUENT EVENTS (Details Narrative)					1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2026 USD ($) $ / shares shares	Jul. 30, 2026 USD ($) shares	Mar. 25, 2026 USD ($)	Mar. 20, 2023 USD ($)	Aug. 14, 2026 USD ($) shares	Aug. 10, 2026 shares	Jul. 31, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) Vote $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Vote $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 19, 2026 Vote $ / shares shares	Oct. 27, 2025 $ / shares shares	Oct. 26, 2025 shares	Nov. 22, 2022 shares	Jan. 11, 2022 $ / shares shares
Subsequent Event [Line Items]
Common stock, shares, outstanding | shares								11,889,767		11,889,767		3,642,501	391,373		2,884,447	86,533,435
Common stock, par value per share | $ / shares								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, par value per share | $ / shares								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, votes per share | Vote								1		1
Net revenues								$ 3,757,076	$ 3,887,915	$ 7,025,696	$ 7,757,965	$ 15,133,647	$ 17,771,485
Funded loans payable				$ 405,314
Accrued interest				$ 96,063
Exercise price | $ / shares																		$ 150.00
Number of warrants or rights outstanding | shares																	32,819	16,667
Series H Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding | shares								1,900		1,900		0
Preferred stock, par value per share | $ / shares								$ 0.0001		$ 0.0001		$ 0.0001
Related Party [Member]
Subsequent Event [Line Items]
Funded loans payable								$ 123,650		$ 123,650		$ 123,650	$ 151,150
Forecast [Member]
Subsequent Event [Line Items]
Net revenues			$ 1,350,000
Annual recurring revenue			$ 1,165,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued | shares														5,148,411
Common stock, shares, outstanding | shares						25,840,335								4,188,187
Common stock, par value per share | $ / shares														$ 0.0001
Preferred stock, shares outstanding | shares														960,224
Preferred stock, par value per share | $ / shares														$ 0.0001
Common stock, votes per share | Vote														1
Voting stock, shares represented | shares														2,611,518
Warrants | shares							3,341,439							3,314,920
Voting stock, shares represented														2000.00%
Common stock issued for exercise of warrants, shares | shares						13,950,568
Funded loans payable		$ 100,000
Accrued interest		$ 116,267
Conversion shares of common stock | shares		576,713			5,933,836
Converted amount					$ 2,225,190
Number of shares issued | shares					2,616,009
Warrant inducement amount							$ 4,500,000
Exercise price | $ / shares							$ 1.35
Value of customer contract		$ 54,600,000
Term of contract		10 years
Expected annual revenue		$ 5,000,000.0
Subsequent Event [Member] | Series H Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Percentage of dividends rate	12.00%
Conversion price | $ / shares	$ 1.45
Subsequent Event [Member] | Kustom Entertainment [Member]
Subsequent Event [Line Items]
Warrants | shares	2,000,000
Cash consideration	$ 1,250,000
Original principal amount	4,250,000
Earnout consideration	1,000,000
Subsequent Event [Member] | Kustom Entertainment [Member] | Series H Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Aggregate stated value	$ 600,000
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Common stock issued for exercise of warrants, shares | shares		432,571
Funded loans payable		$ 123,650
Accrued interest		$ 38,564
Subsequent Event [Member] | Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock					$ 274,904
Stock issued | shares					1,050,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Exercise price | $ / shares							$ 1.65
Number of warrants or rights outstanding | shares							5,012,159